RESTRICTED CASH (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Operations		$ 128	$ 135
Credit obligations		143	181
Capital expenditures and development projects		22	15
Total		293	331
Less: non-current		(104)	(168)
Current	[1]	$ 189	$ 163	$ 235

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).